Basis of Presentation of the Consolidated Financial Statements - Sale Of Telefonica de Costa Rica (Details) - Aug. 09, 2021 - America Movil, SAB de CV - Telefónica de Costa Rica TC, S.A.
€ in Millions, $ in Millions
	EUR (€)	USD ($)
Disclosure of classes of share capital [line items]
Proceeds from exchange of share capital	€ 457	$ 538
Capital gain (loss)	€ 136